Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Beginning Balance	$ 13,331	$ 12,065
Increases related to prior year tax positions	100
Decreases related to prior year tax positions	(12)	(204)
Increases related to current year tax positions	3,642	2,378
Lapse of statute of limitations	(911)	(908)
Ending Balance	$ 16,150	$ 13,331